-14-

                                                        united states
                                            securities and exchange commission
                                                   washington, d.c. 20549

                                               form n-csr

                           certified shareholder report of registered management
                                         investment companies

Investment Company Act file number  811-09096

                                                       Ameriprime Funds
                           (Exact name of registrant as specified in charter)

431 North Pennsylvania Street, Indianapolis, Indiana 46204
         (Address of principal executive offices)             (Zip code)

Unified Fund Services, 431 North Pennsylvania Street, Indianapolis,Indiana 46204
                           (Name and address of agent for service)

Registrant's telephone number, including area code: 317-917-7000

Date of fiscal year end: 3/31

Date of reporting period: 3/31/2003

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. 3507.

Item 1.  Reports to Stockholders.




                                 Columbia Partners Equity Fund
                           Management Discussion of Fund Performance

          Good Riddance, 2002! Candidly, I did not expect the markets to continue their downward slide all year. History told us otherwise. The Bear Market had already fallen the "average" amount; three consecutive down years had happened only once before during the Great Depression. Surely things weren't that bad. Having had a bullish posture going into the most recent fiscal year I am pleased to report that the fund declined only slightly more than the S&P 500. That said, none of us is pleased with the absolute decline experienced over the last 12 months.

          The most recent year was a year where if it could go wrong, it did. The fiscal year started with the President's "Axis of Evil" speech, was followed shortly by double-barreled hoaxes of the first order, Enron and WorldCom. Martha Stewart brought the dessert. Whatever signs of life there were in a recovering economy were extinguished by fear and tightening capital markets. As the fiscal year ended, oil prices had touched $40 per barrel, the United States, about to embark on a war, was being humiliated by former friends and foes alike. Had enough?

          There is a silver lining. The old saying that markets climb a "wall of worry" is apt here. Going into this next fiscal year, I am quite bullish. It can only get better. The War in Iraq is over, oil prices have declined, the accounting scandals, if not behind us, are less frequent occurrences. Yes, earnings will be challenged in the second quarter; but investors should look over the valley. First quarter earnings reports are better than feared in many sectors. Investors have sought safety in bonds in record numbers. My guess is that all bond purchases made in the fourth quarter of 2002 will be regretted and will fuel a powerful rally as investors move out the risk curve. When investors realize that short yields are not beating inflation and the market is slowly advancing, money will come to the stock markets. If we have learned anything over the past 10 years, it is that everything happens faster.

          As in any year, we had both winners and losers. We made good money in health care, and in names like Nextel, Coach and Mid Atlantic Medical and had our heads returned to us in some high tech names like Seibel Systems, Main Street and Main, and Vitesse Semiconductor. On the latter, as is always the case with ideas gone wrong, I have to reflect, learn and commit to not making that mistake again. Cutting one's losses comes to mind and I will be more mindful of that in the years to come.

          As you know, the Columbia Partners Equity Fund is an all-cap fund. We seek a mix of large Blue Chip companies and small companies that occupy attractive growth niches. I have favored small caps for most of the last year and continue to do so with approximately 70% of the Fund invested in them. If history repeats itself, small cap growth stocks should lead us out of the bear market. The portfolio is reasonably diversified with important concentrations in the consumer cyclical sector. Despite our heaviest sector weight being in the consumer area, our largest holdings (in order), Sovereign Bancorp, Barr Labs, Nabors Industries, Alliant Techsystems and Weatherford International exemplify the diversity.

         Returns for Period Ended March 31, 2003

                                                                                   Average Annual Return
                                             1st Quarter   Last 6                     Since Inception
Funds Index                                     2003       Months     1 Year          (April 1, 1999)
Columbia Partners Equity Fund                  -3.52%       1.63%    -27.05%              -3.95%
S&P 500 Index                                  -3.15%       5.01%    -24.78%              -8.77%



                        Columbia        S&P 500

     04/01/99          10,000.00       10,000.00
     06/30/99          10,980.00       10,663.68
     12/31/99          13,879.53       11,464.14
     06/30/00          16,245.94       11,415.23
     12/31/00          14,061.06       10,420.68
     06/30/01          12,508.38        9,722.91
     12/31/01          11,800.36        9,183.13
     06/30/02           9,999.25        7,972.84
     12/31/02           8,819.22        7,152.09
     03/31/03           8,508.68        6,926.85



     This chart shows the value of a hypothetical initial investment of $10,000 in the Fund and the S&P 500 Index on April 1, 1999 (commencement of operations) and held through March 31, 2003. The S&P 500 Index is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than is found in the Columbia Partners Equity Fund portfolio. Individuals cannot invest directly in this index. Performance figures reflect the change in value of equity in the Index, and are not annualized. The index returns do not reflect expenses, which have been deducted from the Fund's return. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. THE FUND'S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price. For more information on the Columbia Partners Equity Fund, please call 1-888-696-2733 to request a prospectus. Investing in the Fund involves certain risks that are discussed in the Fund's prospectus. Please read the prospectus carefully before you invest or send money.

Columbia Partners Equity Fund
Schedule of Investments
March 31, 2003

Common Stocks - 89.21%                                                                    Shares                 Value

Abrasive Asbestos & Misc Nonmetallic Mineral Products - 2.28%

Cabot Microelectronics Corp. (a)                                                           6,640               $278,017
                                                                                                        ----------------

Air Transportation, Scheduled - 1.61%
Northwest Airlines Co., Class A (a)                                                       28,560                197,064
                                                                                                        ----------------

Aircraft - 0.74%
Boeing Co.                                                                                 3,600                 90,216
                                                                                                        ----------------

Aircraft Engines & Engine Parts - 0.97%
United Technologies Corp.                                                                  2,055                118,738
                                                                                                        ----------------

Beverages - 1.44%
Coca-Cola Co.                                                                              4,340                175,683
                                                                                                        ----------------

Cable & Other Pay Television Services - 1.04%
Comcast Corp. Class A (a)                                                                  4,455                127,368
                                                                                                        ----------------

Computer Communication Equipment - 1.68%
Enterasys Networks, Inc. (a)                                                             110,785                204,952
                                                                                                        ----------------

Computer Storage Devices - 1.19%
Network Appliance, Inc. (a)                                                               12,970                145,134
                                                                                                        ----------------

Concrete, Gypsum & Plaster Products - 2.15%
Florida Rock Inds                                                                          7,735                261,830
                                                                                                        ----------------

Drilling Oil & Gas Wells - 3.17%
Nabors Industries, Inc. (a)                                                                9,725                387,736
                                                                                                        ----------------

Electronic & Other Electrical Equipment (No Computer Equipment) - 1.41%
General Electric Co.                                                                       6,740                171,870
                                                                                                        ----------------

Electronic Computers - 1.57%
Dell Computer Corp. (a)                                                                    7,025                191,853
                                                                                                        ----------------

Gold and Silver Ores - 1.92%
Placer Dome, Inc.                                                                         23,930                234,514
                                                                                                        ----------------

Hospital & Medical Service Plans - 2.52%
Mid Atlantic Medical Services Inc (a)                                                      7,600                308,180
                                                                                                        ----------------

Industrial Inorganic Chemicals - 2.20%
Georgia Gulf Corp                                                                         13,335                268,434
                                                                                                        ----------------

Motor Vehicle Parts & Accessories - 1.83%
Gentex Corp. (a)                                                                           8,790                223,618
                                                                                                        ----------------

National Commercial Banks - 3.97%
Citigroup, Inc.                                                                            4,054                139,660
Hibernia Corporation                                                                      20,380                345,645
                                                                                                        ----------------
                                                                                                                485,305
                                                                                                        ----------------

Columbia Partners Equity Fund
Schedule of Investments - continued
March 31, 2003

Common Stocks - 89.21% - continued                                                        Shares                 Value

Newspapers: Publishing or Publishing & Printing - 2.10%
Knight-Ridder, Inc.                                                                        4,380                256,230
                                                                                                        ----------------

Oil & Gas Field Machinery & Equipment - 2.87%
Weatherford International Corp. (a)                                                        9,265                349,939
                                                                                                        ----------------

Operative Builders - 2.03%
Meritage Corp (a)                                                                          7,410                248,457
                                                                                                        ----------------

Ordnance & Accessories, (No Vehicles/Guided Missiles) - 3.07%
Alliant Techsystem, Inc. (a)                                                               6,947                375,207
                                                                                                        ----------------

Paperboard Mills - 2.18%
Smurfit Stone Container Corp. (a)                                                         19,925                266,178
                                                                                                        ----------------

Pharmaceutical Preparations - 7.67%
Barr Laboratories, Inc. (a)                                                                7,410                422,370
Bristol-Myers Squibb, Inc.                                                                 3,885                 82,090
Johnson & Johnson                                                                          2,115                122,395
Pfizer, Inc.                                                                               4,685                145,985
Wyeth                                                                                      4,340                164,139
                                                                                                        ----------------
                                                                                                                936,979
                                                                                                        ----------------

Radiotelephone Communications - 2.06%
NEXTEL Communications, Inc. - Class A (a)                                                 18,770                251,330
                                                                                                        ----------------

Retail - Apparel & Accessory Stores - 1.61%
Pacific Sunwear of California, Inc. (a)                                                    9,655                196,479
                                                                                                        ----------------

Retail - Drug Stores and Proprietary Stores - 1.33%
Longs Drug Stores                                                                         10,805                162,075
                                                                                                        ----------------

Retail - Family Clothing Stores - 1.22%
Gap, Inc.                                                                                 10,280                148,957
                                                                                                        ----------------

Retail - Miscellaneous Shopping Goods Stores - 1.82%
Barnes & Noble, Inc. (a)                                                                  11,735                222,848
                                                                                                        ----------------

Retail - Variety Stores - 3.41%
Costco Wholesale Corp. (a)                                                                 5,995                180,030
Target Corp.                                                                               4,510                131,963
Wal-Mart Stores, Inc.                                                                      2,000                104,060
                                                                                                        ----------------
                                                                                                                416,053
                                                                                                        ----------------

Retail-Eating Places - 1.51%
AFC Enterprises Inc. (a)                                                                  13,740                184,940
                                                                                                        ----------------

Retail-Lumber & Other Building Materials Dealers - 1.00%
Home Depot Inc.                                                                            5,025                122,409
                                                                                                        ----------------

Retail-Women's Clothing Stores - 2.20%
Ann Taylor Stores (a)                                                                     13,115                269,251
                                                                                                        ----------------

Columbia Partners Equity Fund
Schedule of Investments - continued
March 31, 2003

Common Stocks - 89.21% - continued                                                        Shares                 Value

Savings Institution, Federally Chartered - 4.39%
Sovereign Bancorp, Inc.                                                                   38,750                536,688
                                                                                                        ----------------

Security Brokers, Dealers & Flotation Companies - 1.64%
Merrill Lynch & Co., Inc.                                                                  5,655                200,187
                                                                                                        ----------------

Semiconductors & Related Devices - 4.95%
Intel Corp.                                                                                7,880                128,286
LSI Logic Corp. (a)                                                                       42,055                190,089
Micron Technology, Inc. (a)                                                               13,275                108,058
Skyworks Solutions (a)                                                                    28,560                177,929
                                                                                                        ----------------
                                                                                                                604,362
                                                                                                        ----------------

Services - Miscellaneous Amusement & Recreation - 1.07%
Walt Disney Co.                                                                            7,710                131,224
                                                                                                        ----------------

Services - Prepackaged Software - 2.97%
Microsoft Corp.                                                                            9,370                226,848
Oracle Corp.  (a)                                                                         12,565                136,318
                                                                                                        ----------------
                                                                                                                363,166
                                                                                                        ----------------

Telephone & Telegraph Apparatus - 1.97%
Research In Motion Ltd. (a)                                                               18,410                240,250
                                                                                                        ----------------

Television Broadcasting Stations - 2.52%
USA Interactive, Inc. (a)                                                                 11,485                307,683
                                                                                                        ----------------

X-Ray Apparatus, Tubes & Related Irradiation Apprts - 1.93%
Invision Technologies Inc. (a)                                                            10,480                235,486
                                                                                                        ----------------

TOTAL COMMON STOCKS (Cost $13,643,884)                                                                       10,896,890
                                                                                                        ----------------

Unit Investment Trusts - 4.32%
NASDAQ - 100 Trust Series 1                                                               20,845                527,378
                                                                                                        ----------------

TOTAL UNIT INVESTMENT TRUSTS (Cost $509,814)                                                                    527,378
                                                                                                        ----------------

Rights - 0.00%
Seagate Technology Escrow (c) (Cost $0)                                                   10,210                      0
                                                                                                        ----------------

Money Market Securities - 6.51%
Huntington Money Market Investors Shares - Class A, 0.25%, (Cost $795,699) (b)           795,699                795,699
                                                                                                        ----------------


TOTAL INVESTMENTS (Cost $14,949,397) - 100.04%                                                              $12,219,967
                                                                                                        ----------------

Liabilities in excess of other assets - (0.04%)                                                                 (5,374)
                                                                                                        ----------------


TOTAL NET ASSETS - 100.00%                                                                                  $12,214,593
                                                                                                        ================

(a) Non-income producing.
(b) Variable rate security; the coupon rate shown represents the rate at March 31, 2003.
(c) Veritas Software Corp. acquired Seagate Technology in November, 2000. Veritas has established these escrow rights for possible future payments from pending litigation settlements. Amounts are unknown at this time.

Columbia Partners Equity Fund
Statement of Assets and Liabilities
March 31, 2003


Assets

Investments in securities, at value (cost $14,949,397)                             $12,219,967

Interest receivable                                                                        161

Dividends receivable                                                                     6,965

Receivable for fund shares sold                                                          5,809
                                                                                --------------------
     Total assets
                                                                                    12,232,902
                                                                                --------------------

Liabilities

Accrued advisory fees                                                                   12,309

Payable for funds shares redeemed                                                        6,000
                                                                                --------------------
     Total liabilities
                                                                                        18,309
                                                                                --------------------


Net Assets                                                                         $12,214,593
                                                                                ====================

Net Assets consist of:

Paid in capital                                                                      21,710,750

Accumulated net realized gain (loss) on investments                                  (6,766,727)

Net unrealized appreciation (depreciation) on investments                            (2,729,430)
                                                                                --------------------


Net Assets, for 1,783,176 shares                                                     $12,214,593
                                                                                ====================
Net Asset Value
Offering price and redemption price per share ($12,214,593 / 1,783,176)                   $6.85
                                                                                ====================

Columbia Partners Equity Fund
Statement of Operations
Year ended March 31, 2003


Investment Income

Dividend income                                                                         $76,650
Interest income                                                                           7,639
                                                                                -----------------
  Total Income                                                                           84,289
                                                                                -----------------

Expenses
Investment advisor fee                                                                  164,584
Trustee fees and expenses                                                                 2,842
                                                                                -----------------
  Total Expenses                                                                        167,426
Reimbursed expenses                                                                      (2,842)
                                                                                -----------------
Total operating expenses                                                                164,584
                                                                                -----------------
Net Investment Income (Loss)                                                            (80,295)
                                                                                -----------------


Realized & Unrealized Gain (Loss)
Net realized gain (loss) on investment securities                                     (2,321,862)
Change in net unrealized appreciation (depreciation)
   on investment securities                                                           (2,369,790)
                                                                                -----------------
Net realized and unrealized gain (loss) on investment securities                      (4,691,652)
                                                                                -----------------
Net increase (decrease) in net assets resulting from operations                      $(4,771,947)
                                                                                =================

Columbia Partners Equity Fund
Statements of Changes In Net Assets


                                                                                     Year ended           Year ended
Increase (Decrease) in Net Assets                                                   March 31, 2003       March 31, 2002
                                                                                -------------------  -------------------
Operations

  Net investment income (loss)                                                       $(80,295)             $(84,304)

  Net realized gain (loss) on investment securities                                (2,321,862)           (2,386,171)

  Change in net unrealized appreciation (depreciation)                             (2,369,790)            2,442,189
                                                                                -------------------  -------------------
  Net increase (decrease) in net assets resulting from operations                  (4,771,947)
                                                                                                            (28,286)
                                                                                -------------------  -------------------
Capital Share Transactions

  Proceeds from shares sold                                                           830,252             1,770,340

  Amount paid for shares repurchased                                               (1,737,167)             (911,542)
                                                                                -------------------  -------------------
  Net increase (decrease) in net assets
resulting

     from share transactions                                                         (906,915)              858,798
                                                                                -------------------  -------------------
Total Increase (Decrease) in Net Assets                                            (5,678,862)
                                                                                                            830,512
                                                                                -------------------  -------------------

Net Assets
  Beginning of period                                                              17,893,455            17,062,943
                                                                                -------------------  -------------------
  End of period
                                                                                  $12,214,593           $17,893,455
                                                                                ===================  ===================

Capital Share Transactions

  Shares sold                                                                         109,968               185,510

  Shares repurchased                                                                 (231,692)              (98,699)
                                                                                -------------------  -------------------


  Net increase (decrease) from capital transactions                                  (121,724)               86,811
                                                                                ===================  ===================

Columbia Partners Equity Fund
Financial Highlights

                                                 Year ended           Year ended          Year ended           Year ended
                                               March 31, 2003       March 31, 2002      March 31, 2001       March 31, 2000
                                             -------------------- ------------------- -------------------  -------------------

Selected Per Share Data

Net asset value, beginning of period               $9.39                 $9.39                $17.16                $10.00
                                             -------------------- ------------------- -------------------  -------------------
Income from investment operations

  Net investment income (loss)                     (0.04)                (0.05)                (0.05)                (0.04)

  Net realized and unrealized gain (loss)          (2.50)                 0.05                 (5.41)                 7.59
                                             -------------------- ------------------- -------------------  -------------------

Total from investment operations                   (2.54)                 0.00                 (5.46)                 7.55

                                             -------------------- ------------------- -------------------  -------------------
Less Distributions to shareholders:

  From net investment income                        0.00                  0.00                  0.00                  0.00

  From net realized gain                            0.00                  0.00                 (2.31)                (0.39)
                                             ------------------- -------------------- -------------------  -------------------

Total distributions                                 0.00                  0.00                 (2.31)                (0.39)

                                             -------------------- ------------------- -------------------  -------------------



Net asset value, end of period                     $6.85                 $9.39                 $9.39                $17.16
                                             ==================== =================== ===================  ===================

Total Return                                      (27.05)%                0.00%               (33.94)%               76.56%

Ratios and Supplemental Data

Net assets, end of period (000)                   $12,215               $17,893               $17,063               $24,040

Ratio of expenses to average net assets             1.20%                 1.20%                 1.20%                 1.20%
Ratio of expenses to average net assets

   before reimbursement                             1.22%                 1.21%                 1.21%                 1.22%
Ratio of net investment income to

   average net assets                             (0.59)%               (0.48)%               (0.34)%               (0.31)%
Ratio of net investment income to

   average net assets before reimbursement        (0.61)%               (0.49)%               (0.35)%               (0.34)%

Portfolio turnover rate                            61.29%               102.94%                67.93%               215.08%

                                                Columbia Partners Equity Fund
                                                Notes to Financial Statements
                                                       March 31, 2003


NOTE 1.  ORGANIZATION

     Columbia Partners Equity Fund (the "Fund") was organized as a diversified series of the AmeriPrime Funds, an Ohio business trust (the "Trust"), on February 2, 1999 and commenced operations on April 1, 1999. The Trust is established under the laws of Ohio by an Agreement and Declaration of Trust dated August 8, 1995, (the "Trust Agreement"). The Trust Agreement permits the Board of Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Board of Trustees. The Fund's investment objective is to provide long-term capital growth. The investment advisor to the Fund is Columbia Partners L.L.C. (the "Advisor").

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

     Securities Valuations- Securities that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Advisor's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Advisor determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees.

     Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board of Trustees has determined will represent fair value.

     Federal Income Taxes- The Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains.

     Dividends and Distributions- The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on at least an annual basis. The Fund intends to distribute its net long-term capital gains and its net short-term capital gains at least once a year.

                                                Columbia Partners Equity Fund
                                                Notes to Financial Statements
                                                  March 31, 2003 - continued

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES - continued

     Other- The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities. Generally accepted accounting principles require that permanent financial reporting tax differences relating to shareholder distributions be reclassified to paid-in capital.

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     The Fund retains Columbia Partners, L.L.C. to manage the Fund's investments. The Advisor was organized in 1995, as an independent limited liability company owned 50% by its employees and 50% by Galway Capital Management, L.L.C., a venture capital firm. A team of the Advisor makes the investment decisions for the Fund, which is primarily responsible for the day-to-day management of the Fund's portfolio.

     Under the terms of the management agreement, (the "Agreement"), the Advisor manages the Fund's investments subject to approval of the Board and pays all of the expenses of the Fund except brokerage fees and commissions, taxes, interest, fees and expenses of non-interested person trustees and extraordinary expenses. As compensation for its management services and agreement to pay the Fund's expenses, the Fund is obligated to pay the Advisor a fee of 1.20% of the average value of the daily net assets of the Fund. It should be noted that most investment companies pay their own operating expenses directly, while the Fund's expenses, except those specified above, are paid by the Advisor. For the fiscal year ended March 31, 2003, the Advisor earned a fee of $164,584 from the Fund. The Advisor has contractually agreed to permanently reimburse fees and expenses of the non-interested person Trustees to maintain total operating expenses at 1.20% of net assets. For the fiscal year ended March 31, 2003, the Advisor reimbursed fees and expenses of $2,842.

     The Fund retains Unified Fund Services, Inc. ("Unified"), a wholly owned subsidiary of Unified Financial Services, Inc., to manage the Fund's business affairs and to provide the Fund with administrative, transfer agency, and fund accounting services, including all regulatory reporting and necessary office equipment and personnel. The Advisor paid all administrative, transfer agency, and fund accounting fees on behalf of the Fund per the management Agreement. A Trustee and the officers of the Trust are members of management and/or employees of Unified.

     The Fund retains Unified Financial Securities, Inc., a wholly owned subsidiary of Unified Financial Services, Inc. to act as the principal distributor of its shares. There were no payments made to Unified Financial Securities, Inc. during the fiscal year ended March 31, 2003. A Trustee and officer of the Trust may be deemed to be an affiliate of Unified Financial Securities, Inc.

NOTE 4.  INVESTMENTS

     For the fiscal year ended March 31, 2003, purchases and sales of investment securities, other than short-term investments, aggregated $8,246,898 and $7,739,709, respectively. As of March 31, 2003, the gross unrealized appreciation for all securities totaled $535,425 and the gross unrealized depreciation for all securities totaled $4,476,769, for a net unrealized depreciation of $3,941,344. The aggregate cost of securities for federal income tax purposes at March 31, 2003 was $16,161,311. The difference between book cost and tax cost consists of wash sales in the amount of $13,660 and post October losses in the amount of $1,198,254.

                                                Columbia Partners Equity Fund
                                                Notes to Financial Statements
                                                  March 31, 2003 - continued

NOTE 5. ESTIMATES

     Preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of revenues and expenses during the reporting fiscal year. Actual results could differ from those estimates.

NOTE 6.  LOSS CARRYFORWARDS

     At March 31, 2003, the Fund had available for federal tax purposes an unused capital loss carryforward of $5,492,428, of which $1,992,862 expires in 2009, $2,384,751 expires in 2010, and $1,114,815 expires in 2011. Capital loss carryforwards are available to offset future realized capital gains. To the extent that these carryforwards are used to offset future capital gains, it is probable that the amount, which is offset, will not be distributed to shareholders. The Fund elected to defer post-October losses of $1,198,254.

NOTE 7. DISTRIBUTION TO SHAREHOLDERS

     There were no distributions during the fiscal years ended March 31, 2003 and 2002.

     As of March 31, 2003, the components of distributable earnings (accumulated losses) on a tax basis were as follows:


Undistributed ordinary income/(accumulated losses)                      $ -
Undistributed long-term capital gain/(accumulated losses)        (5,554,813)
Unrealized appreciation/(depreciation)                           (3,941,344)
                                                              --------------
                                                               $ (9,496,157)
                                                             ===============


     The difference between book basis and tax basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of wash sales and post-October losses.

     The following table provides information regarding each Trustee who is an "interested person" of the Trust, as defined in the Investment Company Act of 1940, and each officer of the Trust (Unaudited).

------------------------ ---------------------------------------- ------------------------------- --------------------
                                                                                                       Number of
 Name, Age and Address   Position(s) Held with the Fund Complex1      Length of Time Served       Portfolios in Fund
                                                                                                   Complex1 Overseen
                                                                                                      by Trustee
------------------------ ---------------------------------------- ------------------------------- --------------------
------------------------ ---------------------------------------- ------------------------------- --------------------
Timothy Ashburn 2            President, Secretary and Trustee      President and Secretary since           27
1104 Buttonwood Court                                                October 2002; Trustee of
Lexington, KY  40515                                                AmeriPrime Advisors Trust
                                                                       since November 2002,
Year of Birth: 1950                                                   AmeriPrime Funds since
                                                                    December 2002, and Unified
                                                                    Series Trust since October
                                                                               2002

------------------------ ---------------------------------------- ------------------------------- --------------------
----------------------------------------------------------------- ----------------------------------------------------
           Principal Occupations During Past 5 Years                      Other Directorships Held by Trustee
----------------------------------------------------------------- ----------------------------------------------------
----------------------------------------------------------------- ----------------------------------------------------
Chairman  of Unified  Financial  Services,  Inc.  since 1989 and           Unified Financial Services, Inc.
Chief  Executive  Officer  from  1989 to 1992  and 1994 to April                      since 1989
2002;  President of Unified  Financial  Services  from  November
1997 to April 2000.
----------------------------------------------------------------- ----------------------------------------------------
------------------------ ---------------------------------------- ------------------------------- --------------------

                                                                                                       Number of
 Name, Age and Address   Position(s) Held with the Fund Complex1      Length of Time Served       Portfolios in Fund
                                                                                                   Complex1 Overseen
                                                                                                      by Trustee
------------------------ ---------------------------------------- ------------------------------- --------------------
------------------------ ---------------------------------------- ------------------------------- --------------------
Ronald C. Tritschler 3                    Trustee                   Trustee of AmeriPrime Funds            27
2361 Old Hickory Lane                                                and Unified Series Trust
Lexington, KY 40515                                                  since December 2002 and
                                                                    AmeriPrime Advisors Trust
Year of Birth:  1952                                                   since November 2002
------------------------ ---------------------------------------- ------------------------------- --------------------
----------------------------------------------------------------- ----------------------------------------------------

           Principal Occupations During Past 5 Years                      Other Directorships Held by Trustee
----------------------------------------------------------------- ----------------------------------------------------
----------------------------------------------------------------- ----------------------------------------------------
Chief Executive Officer,  Director and legal counsel of The Webb                         None
Companies,   a  national  real  estate  company,  from  2001  to
present;  Executive  Vice  President  and  Director  of The Webb
Companies from 1990 to 2000; Director,  The Lexington Bank, from
1998 to present;  Director, Vice President and legal counsel for
The  Traxx  Companies,  an owner  and  operator  of  convenience stores, from 1989 to present.
----------------------------------------------------------------- ----------------------------------------------------
------------------------ ---------------------------------------- ------------------------------- --------------------

                         Position(s) Held with the Fund Complex1      Length of Time Served            Number of
 Name, Age and Address                                                                            Portfolios in Fund
                                                                                                   Complex1 Overseen
                                                                                                      by Trustee
------------------------ ---------------------------------------- ------------------------------- --------------------
------------------------ ---------------------------------------- ------------------------------- --------------------
Thomas G. Napurano        Treasurer and Chief Financial Officer       Since October 2002 for              N/A
2424 Harrodsburg Road                                                  AmeriPrime Funds and
Lexington, KY  40503                                                AmeriPrime Advisors Trust;
                                                                     since December 2002 for
Year of Birth:  1941                                                   Unified Series Trust
------------------------ ---------------------------------------- ------------------------------- --------------------
----------------------------------------------------------------- ----------------------------------------------------

           Principal Occupations During Past 5 Years                      Other Directorships Held by Trustee
----------------------------------------------------------------- ----------------------------------------------------
----------------------------------------------------------------- ----------------------------------------------------
Chief Financial Officer and Executive Vice President of Unified                           N/A
Financial Services, Inc., the parent company of the Trust's
administrator and principal underwriter; member of the board of directors of Unified Financial Services, Inc. from 1989 to
March 2002.
----------------------------------------------------------------- ----------------------------------------------------
------------------------ ---------------------------------------- ------------------------------- --------------------

                                                                                                       Number of
 Name, Age and Address              Position(s) Held                  Length of Time Served           Portfolios
                                       with Trust                                                  in Fund Complex 1
                                                                                                  Overseen by Trustee
------------------------ ---------------------------------------- ------------------------------- --------------------
------------------------ ---------------------------------------- ------------------------------- --------------------
Carol Highsmith                    Assistant Secretary               Since December 2002 for              N/A
431 N. Pennsylvania St.                                              AmeriPrime Funds; since
Indianapolis, IN 46204                                             November 2002 for AmeriPrime
                                                                    Advisors Trust and Unified
Year of Birth:  1964                                                       Series Trust
------------------------ ---------------------------------------- ------------------------------- --------------------
----------------------------------------------------------------- ----------------------------------------------------

           Principal Occupations During Past 5 Years                           Other Directorships Held
----------------------------------------------------------------- ----------------------------------------------------
----------------------------------------------------------------- ----------------------------------------------------
Employed by Unified Fund Services, Inc. (November 1994 to                                None
present); Vice President and Asst. Secretary of Lindbergh
Funds; Asst. Secretary of AmeriPrime Funds and AmeriPrime
Advisors Trust (October 2002 to present).
----------------------------------------------------------------- ----------------------------------------------------

              1 The terms "Fund Complex" refers to AmeriPrime Funds, AmeriPrime Advisors Trust, and Unified Series Trust.

              2 Mr. Ashburn is an "interested person" of the Trust because he is an officer of the Trust. In addition, he may be deemed to be an "interested person" of the Trust because he is Chairman and a director of Unified Financial Securities, Inc., the principal underwriter for certain funds in the Fund Complex.

              3 Mr. Tritschler may be deemed to be an "interested person" of the Trust because he has an ownership interest in Unified Financial Services, Inc., the principal underwriter for certain funds in the Fund Complex.

         The following table provides information regarding each Trustee who is not an "interested person" of the Trust, as defined in the Investment Company Act of 1940 (Unaudited).


------------------------------ ---------------------------------- --------------

    Name, Age and Address       Position(s) Held with the Fund    Length of Time Served   Number of Portfolios in
                                           Complex1                                        Fund Complex1 Overseen
                                                                                                 by Trustee
------------------------------ ---------------------------------- ----------------------- -------------------------
------------------------------ ---------------------------------- ----------------------- -------------------------
Gary E. Hippenstiel                         Trustee               Trustee of AmeriPrime              27
600 Jefferson Street                                                Funds since 1995,
Suite 350                                                          AmeriPrime Advisors
Houston, TX  77002                                                Trust since July 2002
                                                                    and Unified Series
Year of Birth:  1947                                               Trust since December
                                                                           2002
------------------------------ ---------------------------------- ----------------------- -------------------------
----------------------------------------------------------------- -------------------------------------------------

           Principal Occupations During Past 5 Years                    Other Directorships Held by Trustee
----------------------------------------------------------------- -------------------------------------------------
----------------------------------------------------------------- -------------------------------------------------
Director,  Vice President and Chief Investment Officer of Legacy                        None
Trust Company since 1992.
----------------------------------------------------------------- -------------------------------------------------
------------------------------ ---------------------------------- ----------------------- -------------------------

                                       Position(s) Held           Length of Time Served   Number of Portfolios in
    Name, Age and Address           with the Fund Complex1                                     Fund Complex1
                                                                                            Overseen by Trustee
------------------------------ ---------------------------------- ----------------------- -------------------------
------------------------------ ---------------------------------- ----------------------- -------------------------
Stephen A. Little                           Trustee               Trustee of AmeriPrime              27
3647 Totem Lane                                                     Funds and Unified
Indianapolis, IN 46208                                              Series Trust since
Year of Birth:  1946                                                December 2002 and
                                                                   AmeriPrime Advisors
                                                                   Trust since November
                                                                           2002
------------------------------ ---------------------------------- ----------------------- -------------------------
----------------------------------------------------------------- -------------------------------------------------

           Principal Occupations During Past 5 Years                    Other Directorships Held by Trustee
----------------------------------------------------------------- -------------------------------------------------
----------------------------------------------------------------- -------------------------------------------------
President and founder, The Rose, Inc., a registered investment                          None
advisor, since April 1993.
----------------------------------------------------------------- -------------------------------------------------
------------------------------ ---------------------------------- ----------------------- -------------------------

                                Position(s) Held with the Fund                            Number of Portfolios in
    Name, Age and Address                  Complex1               Length of Time Served    Fund Complex1 Overseen
                                                                                                 by Trustee
------------------------------ ---------------------------------- ----------------------- -------------------------
------------------------------ ---------------------------------- ----------------------- -------------------------
Daniel Condon                               Trustee               Trustee of AmeriPrime              27
2385 The Woods Lane                                                 Funds and Unified
Lexington, KY 40502                                                 Series Trust since
                                                                    December 2002 and
Year of Birth:  1950                                               AmeriPrime Advisors
                                                                   Trust since November
                                                                           2002
------------------------------ ---------------------------------- ----------------------- -------------------------
----------------------------------------------------------------- -------------------------------------------------

           Principal Occupations During Past 5 Years                    Other Directorships Held by Trustee
----------------------------------------------------------------- -------------------------------------------------
----------------------------------------------------------------- -------------------------------------------------
Vice  President and General  Manager,  International  Crankshaft                        None
Inc., an automotive  equipment  manufacturing  company,  1990 to
present;   Trustee,  The  Unified  Funds,  from  1994  to  2002;
Trustee,  Star Select  Funds,  a REIT mutual fund,  from 1997 to
2000.
----------------------------------------------------------------- -------------------------------------------------

    1 The terms "Fund Complex" refers to AmeriPrime Funds, AmeriPrime Advisors Trust and Unified Series Trust.

INDEPENDENT AUDITOR'S REPORT


To The Shareholders and
Board of Trustees
Columbia Partners Equity Fund (a series of AmeriPrime Funds)

     We have audited the accompanying statement of assets and liabilities of the Columbia Partners Equity Fund, including the schedule of portfolio investments, as of March 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

     We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments and cash owned as of March 31, 2003, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Columbia Partners Equity Fund as of March 31, 2003, the results of its operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


/s/ McCurdy & Associates CPA's, Inc.

McCurdy & Associates CPA's, Inc.
Westlake, Ohio  44145
April 16, 2003

Item 2.  Code of Ethics.  Not applicable.

Item 3.  Audit Committee Financial Expert. Not applicable.

Item 4.  Principal Accountant Fees and Services.  Not applicable.

Items 5-6.  Reserved.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable.

Item 8. Reseved.

Item 9.  Controls and Procedures.

                    (a) Based on an  evaluation of the  registrant's  disclosure controls and procedures as of April 30, 2003 [within 90 days of filing date of this Form N-CSR], the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

                    (b) There were no  significant  changes in the  registrant's internal controls or in other factors that could affect these controls subsequent to the date of our evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.



Item 10.  Exhibits.
         (a) Not applicable.
         (b) Certifications required by Item 10(b) of Form N-CSR are filed herewith.

                    [File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

                    (a) Annual  reports only:  Any code of ethics,  or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. (registrant may file the Code of Ethics, or state in the annual report that 1) the Code is available on website (give address) or 2) state that the Code is available on request without change, and explain how to request a copy. This Exhibit is named "EX-99.CODE ETH" for EDGAR filing.].

                    (b) A separate  certification  for each principal  executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2). This
               Exhibit is named "EX-99.CERT" for EDGAR filing.]

                    SIGNATURES  [See General  Instruction  F: the report must be signed by the registrant, and by each officer that provided a certification.]

                    Pursuant to the requirements of the Securities  Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

By (Signature and Title)
*        /s/ Timothy Ashburn
         [Timothy Ashburn, President]
Date      5/22/03

                    Pursuant to the requirements of the Securities  Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)
*          /s/ Timothy Ashburn
        [Timothy Ashburn, President]
Date  5/22/03

By (Signature and Title)
*          /s/ Thomas Napurano
        [Thomas Napurano, Chief Financial Officer]
Date  5/22/03